Accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies
New accounting standards, amendments and interpretations issued by the IASB

Note	4.1 | New accounting standards, amendments and interpretations issued by the IASB, that are effective as of December 31, 2024 and have been adopted by the Company

The Company has first applied the following standards and/or amendments as from January 1, 2024:

- IAS 1 “Presentation of financial statements”, amended in January and July 2020, February 2021 and October 2022. It incorporates amendments to the classification of liabilities as current or non-current.

- IFRS 16 “Leases”, amended in September 2022. It clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.

- IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures”, amended in May 2023. The amendments add disclosure requirements within existing disclosures that ask entities to provide quantitative and qualitative information about supplier finance arrangements.

- IFRS Sustainability Disclosure Standards, amended in June 2023. IFRS S1 sets out overall requirements in order for an entity to disclose information about its sustainability-related risks and opportunities that is useful to the users of general purpose financial reports in making decisions relating to providing resources to the entity. IFRS S2 sets out the requirements for identifying, measuring and disclosing information about climate-related risks and opportunities that is useful to the users of general purpose financial reports in making decisions relating to providing resources to the entity.

There are no new IFRS or IFRIC applicable as from this period that have a material impact on the Company’s Consolidated financial statements.

New accounting standards, amendments and interpretations issued by the IASB that are not yet effective and have not been early adopted by the Company

- IFRS 18 “Presentation and disclosure in financial statements”, issued in April 2024. It includes new requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements. It introduces three defined categories of income and expenses (operating, investing and financing) that modify the structure of the statement of profit or loss, and requires companies to present new defined subtotals, including operating profit or loss, in order to analyze the companies’ financial performance and facilitate comparison between companies. The standard requires companies to disclose explanations of those company-specific measures that are related to the statement of profit or loss, referred to as management-defined performance measures. It provides enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. It requires that companies provide more transparency about operating expenses. The management-defined performance measures, as defined by IFRS 18, consist of measures that are subtotals of income and expenses. IFRS 18 does not require companies to provide management-defined performance measures but does require companies to explain them if they are provided.

IFRS 18 replaces IAS 1 “Presentation of financial statements” but carries forward many requirements from IAS 1 unchanged. IFRS 18 is effective for annual reporting periods beginning as from January 1, 2027, with early adoption permitted. In this regard, the Company is currently assessing the impact of IFRS 18 and estimates that there will be significant changes in the disclosure of the Comprehensive Statement of Income and its related notes.

- IFRS 19 “Subsidiaries without public accountability: Disclosures”, issued in May 2024. It specifies reduced disclosure requirements that an eligible entity is permitted to apply instead of the disclosure requirements in other IFRS. IFRS 19 is effective for annual reporting periods beginning as from January 1, 2027, earlier application permitted.

- IAS 21 “The effects of changes in foreign exchange rates”, amended in August 2023. Guidelines are included in order to specify when a currency is interchangeable and how to determine the exchange rate to apply when it is not. The amendments are effective for annual reporting periods beginning as from January 1, 2025.

- IFRS 7 “Financial Instruments: Disclosures” and IFRS 9 “Financial Instruments”, amended in May 2024. The amendments address matters identified during the post-implementation review of the classification and measurement requirements of financial instruments. The amendments are effective for annual reporting periods beginning as from January 1, 2026.

- Annual improvements to IFRS – Volume 11, issued in July 2024. It contains amendments to IFRS 1 “First-time adoption of IFRS”, IFRS 7 “Financial Instruments: Disclosures”, IFRS 9 “Financial Instruments”, IFRS 10 “Consolidated Financial Statements” and IAS 7 “Statement of Cash Flows”. These amendments are effective for annual reporting periods beginning as from January 1, 2026.

Property, plant and equipment

Note	4.2 | Property, plant and equipment

Property, plant and equipment, except for works in progress, is valued at acquisition cost restated to reflect the effects of inflation, net of accumulated depreciation and recognized impairment losses. Depreciation has been calculated by applying the straight-line method over the remaining useful life of the assets, which was determined on the basis of engineering studies.

Subsequent costs (major maintenance and reconstruction costs) are either included in the value of the assets or recognized as a Consolidated asset, only if it is probable that the future benefits associated with the assets will flow to the Company, being it possible as well that the costs of the assets may be measured reliably and the investment will improve the condition of the asset beyond its original state. The other maintenance and repair expenses are recognized in profit or loss in the year in which they are incurred.

In accordance with the Concession Agreement, the Company may not pledge the assets used in the provision of the public service nor grant any other security interest thereon in favor of third parties, without prejudice to the Company’s right to freely dispose of those assets which in the future may become inadequate or unnecessary for such purpose. This prohibition does not apply in the case of security interests granted over an asset at the time of its acquisition and/or construction as collateral for payment of the purchase and/or installation price.

The residual value and the remaining useful lives of the assets are reviewed and adjusted, if appropriate, at the end of each fiscal year (reporting period).

Land is not depreciated.

Facilities in service: between 30 and 50 years

Furniture, tools and equipment: between 5 and 20 years

Construction in process is valued based on the degree of completion and is recorded at cost restated to reflect the effects of inflation less any impairment loss, if applicable. Cost includes expenses attributable to the construction, when they are part of the cost incurred for the purposes of acquisition, construction or production of property, plant and equipment that necessarily takes a substantial period of time to get ready for its intended use. These assets begin to be depreciated when they are in economic conditions of use.

Gains and losses on the sale of property, plant and equipment are calculated by comparing the price collected with the carrying amount of the asset, and are recognized within Other operating expense or Other operating income in the Statement of Comprehensive Income.

The Company considers three alternative probability-weighted scenarios and analyzes the recoverability of its long-lived assets as described in Critical accounting estimates and judgments.

The valuation of property, plant and equipment, taken as a whole, does not exceed its recoverable value, which is measured as the higher of value in use and fair value less costs to sell at the end of the year (Note 6.c).

Interests in joint ventures

Note	4.3 | Interests in joint ventures

The main conceptual definitions are as follow:

i.	A joint arrangement takes place among two or more parties when they have joint control: joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

ii.	A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Such parties are called joint venturers.

iii.	A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators.

The Company accounts for its investment in joint ventures in accordance with the equity method. Under this method, the interest is initially recognized at cost and subsequently adjusted by recognizing the Company’s share in the profit or loss obtained by the joint venture, after acquisition date. The Company recognizes in profit or loss its share of the joint venture’s profit or loss and in other comprehensive income its share of the joint venture’s other comprehensive income.

When the Company carries out transactions in the joint ventures, the unrealized gains and losses are eliminated in accordance with the percentage interest held by the Company in the jointly controlled entity.

The joint ventures’ accounting policies have been modified and adapted, if applicable, to ensure consistency with the policies adopted by the Company.

Furthermore, taking into account that the interests in joint ventures are not regarded as significant balances, the disclosures required under IFRS 12 have not been made.

Revenue recognition

Note	4.4 | Revenue recognition

In accordance with IFRS 15 Revenue from Contracts with Customers, the Company has classified the most relevant contracts with customers as detailed herein below:

a.	Revenue from sales

The contracts with customers for the provision of the electricity distribution service and other services (Note 9) are recognized when each and every one of the following conditions is met:

1.	Identification of the contracts with customers, where “contract” is understood to mean an agreement between two or more parties that creates enforceable rights and obligations.
2.	Identification of the performance obligations, which are understood to mean a promise in the contract with the customer to either transfer a good or provide a service.
3.	Determination of the transaction price, in reference to the amount of the consideration for satisfying each performance obligation.
4.	Allocation of the transaction price to each of the identified performance obligations, in accordance with the methods described in the standard.
5.	Recognition of revenue when the performance obligations identified in the contracts with customers are satisfied.

According to IFRS 15, revenue is recognized when the customer obtains control of the service or product, in this case the electricity supply. Furthermore, the incremental costs of obtaining the contracts with customers are recognized as an asset, if the Company expects to recover those costs.

Revenue from sales is measured at the fair value of the consideration collected or to be collected, taking into account the estimated amount of any discount, thus determining the net amounts.

Revenue from the electricity supplied by the Company to low-income areas and shantytowns is recognized to the extent that a renewal of the Framework Agreement is formalized for the period in which the service was rendered (Note 2.d).

Revenue from operations is recognized on an accrual basis and derives mainly from electricity distribution. Such revenue includes electricity supplied, whether billed or unbilled, at the end of each year, which has been valued on the basis of applicable electricity rates.

The Company also recognizes revenue from other concepts included in distribution services, such as new connections, reconnections, rights of use on poles, transmission of electricity to other distribution companies, inasmuch as the services are provided on the basis of the price established in each contract. Revenue is not adjusted for the effect of the financing components as sales’ payments are not deferred over time, which is consistent with market practice.

b.	Interest income

Interest income is disclosed separately from revenue from contracts with customers and has been recognized only to the extent that the related asset of the contract (or account receivable) has been recognized in the accounting for a contract with a customer. Interest income is recognized when it is probable that the economic benefits associated with the transaction will flow to the Entity and the amount of the transaction can be measured reliably.

Interest income is recognized by applying the effective interest rate method. Interest income is recorded in the accounting on a time basis by reference to the principal amount outstanding and the applicable effective rate.

Effects of the changes in foreign currency exchange rates

Note	4.5 | Effects of the changes in foreign currency exchange rates

a.        Functional and presentation currency

The information included in the Consolidated financial statements is measured using the Company’s functional currency, which is the currency of the main economic environment in which the Entity operates. The Consolidated financial statements are measured in pesos (legal currency in Argentina), restated to reflect the effects of inflation as indicated in Note 3, which is also the presentation currency.

b.       Transactions and balances

Foreign currency denominated transactions and balances are translated into the functional and presentation currency using the rates of exchange prevailing at the date of the transactions or revaluation, respectively. The gains and losses generated by foreign currency exchange differences resulting from each transaction and from the translation of monetary items valued in foreign currency at the end of the year are recognized in the Statement of Comprehensive Income.

The foreign currency exchange rates used are the buying (bid price) and selling (offer price) rates for monetary assets and liabilities, respectively, and the specific exchange rate for foreign currency denominated transactions.

Trade and other receivables

Note	4.6 | Trade and other receivables

a.	Trade receivables

The receivables arising from services billed to customers but not collected as well as those arising from services rendered but unbilled at the closing date of each year are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

The receivables from electricity supplied to low-income areas and shantytowns are recognized, along with revenue, when the Framework Agreement has been renewed for the period in which the service was provided and the Federal or the Provincial Government assumes responsibility for the payment of consumption.

b.	Other receivables

Other receivables are initially recognized at fair value (generally the original billing/settlement amount) and subsequently measured at amortized cost, using the effective interest rate method, and when significant, adjusted by the time value of money. The Company records impairment allowances when there is objective evidence that it will not be able to collect all the amounts owed to it in accordance with the original terms of the receivables.

Assigned and held-in-custody assets are measured in accordance with Note 4.8.

The subsidies received from the Government are recognized when the defined works plans are carried out.

Inventories

Note	4.7 | Inventories

The Company’s inventories are materials and supplies to be consumed in the service rendering process. Inventories are valued at acquisition cost restated to reflect the effects of inflation, less recognized impairment losses.

They are valued based on the purchase price, import duties (if applicable), and other taxes (that are not subsequently recovered), and other costs directly attributable to the acquisition of those assets.

Cost is determined by applying the weighted average price (WAP) method.

The Company has classified inventories into current and non-current depending on the period of time in which they are expected to be used, whether for maintenance or capital expenditures. The non-current portion of inventories is disclosed in the “Property, plant and equipment” account.

The valuation of inventories, taken as a whole, does not exceed their recoverable value at the end of each fiscal year.

Financial assets

Note	4.8 | Financial assets

Note	4.8.1 | Classification

The Company classifies financial assets into the following categories: those measured at amortized cost and those subsequently measured at fair value. This classification depends on whether the financial asset is an investment in a debt or an equity instrument. In order for a financial asset to be measured at amortized cost, the two conditions described in the following paragraph must be met. All other financial assets are measured at fair value. IFRS 9 requires that all investments in equity instruments be measured at fair value.

a.        Financial assets at amortized cost

Financial assets are measured at amortized cost if the following conditions are met:

i.	The objective of the Company’s business model is to hold the assets to collect the contractual cash flows; and

ii.	The contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on principal.

b.       Financial assets at fair value

If any of the above-detailed conditions is not met, financial assets are measured at fair value through profit or loss.

All investments in equity instruments are measured at fair value. For those investments that are not held for trading, the Company may irrevocably elect at the time of their initial recognition to present the changes in fair value in other comprehensive income. The Company’s decision was to recognize the changes in fair value in profit or loss.

Note	4.8.2 | Recognition and measurement

The regular way purchase or sale of financial assets is recognized on the trade date, i.e. the date on which the Company agrees to acquire or sell the asset. Financial assets are derecognized when the rights to receive the cash flows from the investments have expired or been transferred and the Company has transferred substantially all the risks and rewards of the ownership of the assets.

Financial assets are initially recognized at fair value plus, in the case of financial assets that are not measured at fair value through profit or loss, transaction costs directly attributable to the acquisition of those financial assets.

The gains or losses generated by investments in debt instruments that are subsequently measured at fair value and are not part of a hedging transaction are recognized in profit or loss. Those generated by investments in debt instruments that are subsequently measured at amortized cost and are not part of a hedging transaction are recognized in profit or loss when the financial asset is derecognized or impaired and by means of the amortization process using the effective interest rate method.

The Company subsequently measures all the investments in equity instruments at fair value. When it elects to present the changes in fair value in other comprehensive income, such changes cannot be reclassified to profit or loss. Dividends arising from these investments are recognized in profit or loss to the extent that they represent a return on the investment.

The Company reclassifies financial assets if and only if its business model to manage financial assets is changed.

The expected losses, in accordance with calculated coefficients, are detailed in Note 6.a).

Note	4.8.3 | Impairment of financial assets

At the end of each annual reporting period, the Company assesses whether there is objective evidence that the value of a financial asset or group of financial assets measured at amortized cost is impaired. The value of a financial asset or group of financial assets is impaired, and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”), and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably measured.

Impairment tests may include evidence that the debtors or group of debtors are undergoing significant financial difficulties, have defaulted on interest or principal payments or made them after they had come due, the probability that they will enter bankruptcy or other financial reorganization, and when observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in payment terms or in the economic conditions that correlate with defaults.

In the case of financial assets measured at amortized cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced and the amount of the impairment loss is recognized in the Statement of Comprehensive Income.

While cash, cash equivalents and financial assets measured at amortized cost are also subject to the impairment requirements of IFRS 9, the identified impairment loss is immaterial.

Note	4.8.4 | Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the Statement of Financial Position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Note	4.9 | Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less from their acquisition date, with significant low risk of change in value.

i.	Cash and banks in local currency: at nominal value.
ii.	Cash and banks in foreign currency: at the exchange rate in effect at the end of the year.
iii.	Money market funds, which have been valued at the prevailing market price at the end of the year. Those that do not qualify as cash equivalents are disclosed in the Financial assets at fair value through profit or loss account.

Equity

Note	4.10 | Equity

Changes in this account have been accounted for in accordance with the relevant legal or statutory regulations and the decisions adopted by the shareholders’ meetings.

a.        Share capital

Share capital represents issued capital, which is comprised of the contributions committed and/or made by the shareholders, represented by shares, including outstanding shares at nominal value, restated to reflect the effects of inflation as indicated in Note 3.

b.       Treasury stock

The Treasury stock account represents the nominal value of the Company’s own shares acquired by the Company, restated to reflect the effects of inflation as indicated in Note 3.

c.        Other comprehensive income (loss)

Represents recognition, at the end of the year, of the actuarial gain (loss) associated with the Company’s employee benefit plans, restated to reflect the effects of inflation as indicated in Note 3.

d.       Retained earnings

Retained earnings are comprised of profits or accumulated losses with no specific appropriation. When positive, they may be distributed, if so decided by the Shareholders’ Meeting, to the extent that they are not subject to legal restrictions. Retained earnings, where applicable, are comprised of the amounts transferred from other comprehensive income and prior year adjustments due to the application of accounting standards, restated to reflect the effects of inflation as indicated in Note 3.

Pursuant to Section 27 Part I Chapter I of the CNV’s Regulations, the Shareholders in the Meetings at which they should decide upon the approval of Consolidated financial statements in which the Unappropriated retained earnings account has a significant negative balance that requires the application, as appropriate, of sections 94 -sub-section 5-, 96 or 206 of the Business Organizations Law, or, quite to the contrary, a positive balance, must adopt an express resolution as to the allocation of such balance (taking into consideration for calculation purposes the fiscal year’s results as well as its retained earnings/accumulated deficit), whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company Shareholders’ Meetings have complied with the above-mentioned requirement.

Trade and other payables

Note	4.11 | Trade and other payables

a.	Trade payables

Trade payables are payment obligations with suppliers for the purchase of goods and services in the ordinary course of business. Trade payables are classified as current liabilities if payments fall due within one year or in a shorter period of time. Otherwise, they are classified as non-current liabilities.

Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

b.	Customer deposits

Customer deposits are initially recognized at the amount received and subsequently measured at amortized cost using the effective interest rate method.

In accordance with the Concession Agreement, the Company is allowed to receive customer deposits in the following cases:

i.	When the power supply is requested and the customer is unable to provide evidence of his legal ownership of the premises;
ii.	When service has been suspended more than once in one-year period;
iii.	When the power supply is reconnected and the Company is able to verify the illegal use of the service (fraud).
iv.	When the customer is undergoing liquidated bankruptcy or reorganization proceedings.

The Company has decided not to request customer deposits from residential tariff customers.

Customer deposits may be paid either in cash or through the customer’s bill and accrue monthly interest at a specific rate of BNA for each customer category.

When the conditions for which the Company is allowed to receive customer deposits no longer exist, the customer’s account is credited with the principal amount plus any interest accrued thereon, after deducting, if appropriate, any amount owed by the customer to the Company.

c.	Customer contributions

Refundable: The Company receives assets or facilities (or the cash necessary to acquire or build them) from certain customers for services to be provided, based on individual agreements and in the framework of ENRE Resolution No. 215/12 provisions. These contributions are initially recognized as trade payables at fair value with a contra-account in property, plant and equipment, and subsequently measured at amortized cost using the effective interest rate method.

d.	Other payables

The financial liabilities recorded in Other Payables and the advances for the execution of works are initially recognized at fair value and subsequently measured at amortized cost.

The recorded liabilities for penalties accrued, whether imposed or not yet issued by the ENRE (Note 2.g), and other provisions are the best estimate of the settlement value of the present obligation in the framework of IAS 37 provisions at the closing date of these Consolidated financial statements.

The balances of ENRE Penalties and Discounts are updated in accordance with the regulatory framework applicable thereto and on the basis of the Company’s estimate of the outcome of the renegotiation process described in Note 2.g.

Borrowings

Note	4.12 | Borrowings

Borrowings are initially recognized at fair value, less direct costs incurred in the transaction. Subsequently, they are measured at amortized cost; any difference between the funds obtained (net of direct costs incurred in the transaction) and the amount to be paid at maturity is recognized in profit or loss during the term of the borrowings using the effective interest rate method.

Deferred revenue

Note	4.13 | Deferred revenue

Non-refundable customer contributions: The Company receives assets or facilities (or the cash necessary to acquire or build them) for services to be provided, based on individual agreements. The assets received are recognized by the Company as property, plant and equipment with a contra-account in deferred revenue, the accrual of which depends on the nature of the identifiable services, in accordance with the following:

•	Customer connection to the grid: revenue is accrued until such connection is completed;

•	Continuous provision of the electric power supply service: throughout the shorter of the useful life of the asset and the term for the provision of the service.

Government grants: The Company receives transfers of resources in return for past or future compliance with certain conditions related to the entity’s operating activities. The grants related to assets are recognized as deferred income items and amortized on a systematic basis over the useful life of the relating asset.

Employee benefits

Note	4.14 | Employee benefits

•	Benefit plans

The Company operates several benefit plans. Usually, benefit plans establish the amount of the benefit an employee will receive at the time of his/her retirement, generally based on one or more factors such as age, years of service and salary.

The liability recognized in the Statement of Financial Position in respect of benefit plans is the present value of the benefit plan obligation at the closing date of the year, together with the adjustments for past service costs and actuarial gains or losses. The benefit plan obligation is calculated annually by independent actuaries in accordance with the projected unit credit method. The present value of the benefit plan obligation is determined by discounting the estimated future cash outflows using actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits. The benefit plans are not funded.

The Company’s accounting policy for benefit plans is as follow:

a.	Service costs are immediately recorded in profit or loss, unless the changes to the benefit plan are conditional on the employees’ remaining in service for a specified period of time (the vesting period). In this case, past service costs are amortized on a straight-line basis over the vesting period.

b.	Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in “Other comprehensive income” in the year in which they arise.

•	The Company’s Share-based Compensation Plan

The Company had a share-based compensation plan under which it received services from some employees in exchange for the Company’s shares. The fair value of the services received is recognized as an operating expense in the “Salaries and social security taxes” line item. The total amount of the referred to expense is determined by reference to the fair value of the shares granted.

When the employees provide the services before the shares are granted, the fair value at the grant date is estimated in order to recognize the relevant result.

Furthermore, taking into account that share-based payments are not considered significant balances, the disclosures required under IFRS 2 have not been made.

Income tax

Note	4.15 | Income tax

The income tax is recognized in profit or loss, other comprehensive income or in equity depending on the items from which it originates.

The Company determines the income tax payable by applying the effective 35% rate, resulting from the application of the tax scale in effect, to the estimated taxable profit.

By means of Law No. 27,630, a change was introduced in the corporate income tax rate, applicable to fiscal years beginning from January 1, 2021. The tax is determined according to the following scale:

Accumulated net taxable income		Amount to be paid $	Plus %	On the amount exceeding $
From more than $	To $
$ 0	$ 5	$ 0	25%	$ 0
$ 5	$ 50	$ 1.25	30%	$ 5
$ 50	onwards	$ 14.75	35%	$ 50

The amounts of the detailed scale will be adjusted annually, beginning January 1, 2022, taking into consideration the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Census (INDEC).

Additionally, the deferred tax is recognized, in accordance with the liability method, on the temporary differences arising between the tax base of assets and liabilities and their carrying amounts in the Statement of Financial Position. However, no deferred tax liability is recognized if such difference arises from the initial recognition of goodwill, or from the initial recognition of an asset or liability other than in a business combination, which at the time of the transaction affected neither the accounting nor the taxable profit.

The deferred tax is determined using the effective rate resulting from the application of the tax scale in effect at the closing date of the Consolidated financial statements and which is expected to apply when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets and liabilities are offset if the Company has a legally enforceable right to offset recognized amounts and when deferred tax assets and liabilities relate to income tax levied by the same tax authority on the same taxable entity. Deferred tax assets and liabilities are stated at their undiscounted nominal value.

Moreover, in accordance with the provisions of Law No. 27,430, the Company has applied the tax inflation adjustment set forth in Title VI of the Income Tax Law, effective for fiscal years beginning as from January 1, 2018, albeit with a limited scope of application for certain accounts.

The tax inflation adjustment for the first, second and third fiscal year was applicable as from its effective date in the year 2018, if the CPI cumulative variation, calculated from the beginning to the end of each year, exceeded fifty-five percent (55%), thirty percent (30%) and fifteen percent (15%) for fiscal years 2018, 2019 and 2020, respectively. Although as of December 31, 2018, the CPI cumulative variation did not exceed the 55% threshold for the application of the tax inflation adjustment in that first fiscal year, as of December 31, 2020 and 2019, the CPI cumulative variations for the 12 months of each year had amounted to 36.13% and 53.77%, respectively, which exceeded the 15% and 30% thresholds fixed for the third and second transition years of the tax inflation adjustment, and, therefore, the Company recognized the effect of the tax inflation adjustment in the calculation of the current and deferred income tax provision in those fiscal years.

As from fiscal years ended in December 2021, fourth fiscal year since the implementation of the tax inflation adjustment, the threshold for its application is that the cumulative variation of the aforementioned index for the thirty-six months prior to the closing date of the relevant fiscal year be greater than 100%. Furthermore, unlike fiscal years 2019 and 2020, for fiscal year 2021, such adjustment was no longer to be applied with deferrals (over six fiscal years) but rather computed in full in the tax balance sheet for that period.

Furthermore, in accordance with the provisions of Law 27,701 on the 2023 Budget, the deferral in thirds (over three fiscal years) of the tax inflation adjustment is to be retroactively applied to the first and second fiscal years beginning as from January 1, 2022. Such deferral applies to those taxpayers whose investments in the purchase, construction, manufacturing, processing or definitive importation of fixed assets (except for automobiles), during each of the two fiscal periods immediately following the period of the initial one-third computation, are greater than or equal to $ 30,000. Failure to comply with this requirement will result in the loss of the benefit. The Company recognized the effects of the deferral of the tax inflation adjustment in the calculation of the current and deferred income tax provision.

Uncertain tax positions

In determining the current and the deferred income tax expense, the Company takes into consideration the impact of the uncertain tax positions, including whether such positions can result in additional taxes or interest. IFRIC 23 interpretation determines how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty over income tax treatments. For such purpose, the Company must assess if the tax authorities will accept an uncertain tax treatment.

If the Company concludes that it is not probable that the treatment will be accepted, it will reflect the effect of the uncertainty in determining the taxable profit, tax loss carryforwards, unused tax losses, unused tax credits and tax rates.

The Company estimates that it is entitled to apply the uncertain tax treatment; therefore, it has calculated the tax position taking this treatment into consideration.

In this regard, the Company shall make consistent judgments and estimates for both current income tax and deferred tax. edenor will reassess a judgment or estimate required by this interpretation if the facts and circumstances on which the judgment or estimate was based change or as a result of new information that affects the judgment or estimate applied.

Right-of-use assets

Note	4.16 | Right-of-use assets

A right-of-use asset and a lease liability are recognized for lease contracts from the date on which the leased asset is available for use, at the present value of the payments to be made over the term of the contract, using the discount rate implicit in the lease contract, if it can be determined, or the Company’s incremental borrowing rate.

Subsequent to their initial measurement, leases will be measured at cost less accumulated depreciation, impairment losses, and any adjustment resulting from a new measurement of the lease liability.

Provisions and contingencies

Note	4.17 | Provisions and contingencies

Provisions have been recognized in those cases in which the Company is faced with a present obligation, whether legal or constructive, that has arisen as a result of a past event, whose settlement is expected to result in an outflow of resources, and the amount thereof can be estimated reliably.

The amount recognized as provisions is the best estimate of the expenditure required to settle the present obligation at the end of the reporting year, taking into account the corresponding risks and uncertainties. When a provision is measured using the estimated cash flow to settle the present obligation, the carrying amount represents the present value of such cash flow. This present value is obtained by applying a pre-tax discount rate that reflects market conditions, the time value of money and the specific risks of the obligation.

The provisions included in liabilities have been recorded to face contingent situations that could result in future payment obligations. To estimate the amount of provisions and the likelihood of an outflow of resources, the opinion of the Company’s legal advisors has been taken into account.

Balances with related parties
Note	4.18 | Balances with related parties
Receivables and payables with related parties are recognized at amortized cost in accordance with the terms agreed upon by the parties involved.
Classification of assets and liabilities into current and non-current

Note	4.19 | Classification of assets and liabilities into current and non-current

Assets and liabilities are presented as current and non-current in the Statement of Financial Position.

An asset is classified as current when the Company:

-	expects to realize the asset or intends to sell or consume it in its normal operating cycle;
-	holds the asset primarily for the purpose of trading;
-	expects to realize the asset within twelve months after the reporting year; or
-	the asset is cash or a cash equivalent unless the asset is restricted and cannot be exchanged or used for the settlement of a liability for at least twelve months after the closing of the reporting year.

All other assets are classified as non-current.

A liability is classified as current when the Company:

-	expects to settle the liability in its normal operating cycle;
-	the liability is due to be settled within twelve months after the closing date of the reporting year; or
-	does not have an unconditional right to defer settlement of the liability for at least twelve months after the closing date of the reporting year.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current assets or liabilities as appropriate.